UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765
______________________________________________

Managed High Yield Plus Fund Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2009

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2009 (unaudited)

Item 1. Schedule of Investments

	Face
Security description	amount ($)	Value ($)

Corporate bonds — 119.51%

Aerospace & defense — 0.21%
Global Aviation Holdings Ltd.
14.000%, due 08/15/13[1,2]	250,000	237,500

Agriculture — 2.37%
Southern States Cooperative, Inc.
10.500%, due 11/01/11[1,2]	3,000,000	2,741,250

Automotive OEM — 1.92%
Ford Motor Credit Co. LLC
9.875%, due 08/10/11[2]	2,250,000	2,226,200

Automotive parts — 4.34%
Goodyear Tire & Rubber
9.000%, due 07/01/15[2]	1,300,000	1,319,500

10.500%, due 05/15/16[2]	285,000	304,237

Stanadyne Corp.
10.000%, due 08/15/14[2]	4,000,000	3,210,000

Tenneco, Inc., Series B
10.250%, due 07/15/13[2]	188,000	190,820

		5,024,557

Banking-non-US — 0.46%
Lloyds Banking Group PLC
6.267%, due 11/14/16[1,2,3,4]	500,000	200,000

Royal Bank of Scotland Group PLC
7.640%, due 09/29/17[2,3,4]	750,000	330,000

		530,000

Banking-US — 0.67%
BankAmerica Capital II
8.000%, due 12/15/26[2]	280,000	252,000

Citigroup Capital XXI
8.300%, due 12/21/57[2,5]	300,000	252,750

NB Capital Trust II
7.830%, due 12/15/26[2]	300,000	267,000

		771,750

Building materials — 8.30%
Coleman Cable, Inc.
9.875%, due 10/01/12[2]	4,725,000	4,370,625

CPG International, Inc.
10.500%, due 07/01/13[2]	2,000,000	1,430,000

Hanson Australia Funding
5.250%, due 03/15/13[2]	325,000	273,000

Interface, Inc.
11.375%, due 11/01/13[1,2]	1,500,000	1,591,875

Ply Gem Industries
11.750%, due 06/15/13[2]	1,300,000	1,085,500

US Concrete, Inc.
8.375%, due 04/01/14[2]	1,298,000	846,945

		9,597,945

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Business services/office equipment — 2.37%
Harland Clarke Holdings
9.500%, due 05/15/15[2]	2,250,000	1,912,500

West Corp.
11.000%, due 10/15/16[2]	500,000	461,250

Xerox Capital Trust I
8.000%, due 02/01/27[2]	465,000	373,386

		2,747,136

Consumer products-non durables — 1.72%
Sealy Mattress Co.
10.875%, due 04/15/16[1,2]	500,000	537,500

Yankee Acquisition Corp., Series B
8.500%, due 02/15/15[2]	1,600,000	1,448,000

		1,985,500

Consumer services — 7.75%
Ahern Rentals, Inc.
9.250%, due 08/15/13[2]	390,000	165,750

Hertz Corp.
10.500%, due 01/01/16[2]	2,000,000	1,970,000

Iron Mountain, Inc.
8.375%, due 08/15/21[2]	525,000	521,719

Mobile Services/Storage Group
9.750%, due 08/01/14[2]	3,000,000	3,000,000

Reliance Intermediate Holdings LP
9.500%, due 12/15/19[1,2]	700,000	684,250

Sunstate Equipment Co.
10.500%, due 04/01/13[1,2]	3,500,000	2,625,000

		8,966,719

Electric-generation — 7.06%
Edison Mission Energy
7.000%, due 05/15/17[2]	500,000	381,875

7.625%, due 05/15/27[2]	1,500,000	1,005,000

Mirant Americas Generation LLC
9.125%, due 05/01/31[2]	3,600,000	2,772,000

NRG Energy, Inc.
8.500%, due 06/15/19[2]	2,000,000	1,945,000

Orion Power Holdings, Inc.
12.000%, due 05/01/10[2]	2,000,000	2,065,000

		8,168,875

Electric-integrated — 0.96%
Texas Competitive Electric Holdings Co. LLC,
Series A
10.250%, due 11/01/15[2]	1,675,000	1,109,688

Electronics — 2.76%
Sanmina-SCI Corp.
8.125%, due 03/01/16[2]	3,700,000	3,191,250

Energy-independent — 2.96%
Chesapeake Energy Corp.
9.500%, due 02/15/15[2]	1,350,000	1,377,000

Encore Acquisition Co.
9.500%, due 05/01/16[2]	500,000	505,000

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Energy-independent — (concluded)
PetroHawk Energy Corp.
7.875%, due 06/01/15[2]	230,000	223,100

10.500%, due 08/01/14[1,2]	450,000	481,500

Western Refining, Inc.
11.250%, due 06/15/17[1,2]	500,000	442,500

Whiting Petroleum Corp.
7.000%, due 02/01/14[2]	400,000	392,000

		3,421,100

Energy-oil field services — 1.13%
Key Energy Services, Inc.
8.375%, due 12/01/14[2]	1,450,000	1,312,250

Entertainment — 0.54%
WMG Acquisition Corp.
9.500%, due 06/15/16[1,2]	600,000	621,000

Finance-noncaptive consumer — 0.47%
American General Finance Corp. MTN
5.850%, due 06/01/13[2]	200,000	135,135

6.900%, due 12/15/17[2]	665,000	410,616

		545,751

Finance-noncaptive diversified — 3.53%
GMAC LLC
6.750%, due 12/01/14[1,2]	450,000	369,000

7.250%, due 03/02/11[2]	2,000,000	1,864,842

8.000%, due 11/01/31[1,2]	2,400,000	1,854,000

		4,087,842

Food — 0.92%
Land O’Lakes Capital Trust I
7.450%, due 03/15/28[1,2]	300,000	246,000

Smithfield Foods, Inc.
10.000%, due 07/15/14[1,2]	250,000	255,000

Tyson Foods, Inc.
10.500%, due 03/01/14[2]	500,000	557,500

		1,058,500

Gaming — 16.45%
Circus & Eldorado Joint Venture
10.125%, due 03/01/12[2]	1,500,000	1,237,500

FireKeepers Development Authority
13.875%, due 05/01/15[1,2]	1,975,000	2,004,625

Harrah’s Operating Co., Inc.
10.750%, due 02/01/16[2]	2,000,000	1,295,000

Harrah’s Operating Escrow
11.250%, due 06/01/17[1,2]	1,000,000	1,017,500

Jacobs Entertainment, Inc.
9.750%, due 06/15/14[2]	4,750,000	4,275,000

Little Traverse Bay Bands of Odawa Indians
10.250%, due 02/15/141,6,*	3,000,000	1,320,000

MGM Mirage, Inc.
11.125%, due 11/15/17[1,2]	500,000	541,250

13.000%, due 11/15/13[1,2]	1,075,000	1,198,625

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Gaming — (concluded)
Peninsula Gaming LLC
8.375%, due 08/15/15[1,2]	125,000	122,500

10.750%, due 08/15/17[1,2]	125,000	119,375

Pokagon Gaming Authority
10.375%, due 06/15/14[1,2]	2,983,000	3,012,830

River Rock Entertainment Authority
9.750%, due 11/01/11[2]	2,700,000	2,376,000

Yonkers Racing Corp.
11.375%, due 07/15/16[1,2]	500,000	508,750

		19,028,955

Gas distributors — 1.03%
Ferrellgas L.P./Finance
6.750%, due 05/01/14[2]	1,000,000	917,500

Inergy LP/Inergy Finance
8.750%, due 03/01/15[1,2]	275,000	277,750

		1,195,250

Gas pipelines — 0.71%
Atlas Pipeline Partner/Finance
8.125%, due 12/15/15[2]	1,000,000	820,000

Health care — 7.24%
Apria Healthcare Group I
11.250%, due 11/01/14[1,2]	1,000,000	1,030,000

Axcan Intermediate Holdings, Inc.
12.750%, due 03/01/16[2]	1,950,000	2,037,750

Community Health Systems
8.875%, due 07/15/15[2]	1,575,000	1,580,906

HCA, Inc.
7.875%, due 02/15/20[1,2]	300,000	292,500

9.125%, due 11/15/14[2]	2,000,000	2,020,000

Prospect Medical Holdings, Inc.
12.750%, due 07/15/14[1,2]	500,000	475,000

US Oncology, Inc.
9.125%, due 08/15/17[1,2]	500,000	520,000

Vanguard Health Holding II
9.000%, due 10/01/14[2]	425,000	417,563

		8,373,719

Industrial-other — 0.87%
Belden, Inc.
9.250%, due 06/15/19[1,2]	1,000,000	1,005,000

Insurance-life — 0.35%
Hartford Financial Services Group
8.125%, due 06/15/38[2,5]	500,000	400,000

Insurance-multiline — 0.84%
Genworth Financial, Inc.
6.150%, due 11/15/66[2,5]	1,150,000	586,500

Glen Meadow Pass Through Trust
6.505%, due 02/12/67[1,2,5]	250,000	147,500

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Insurance-multiline — (concluded)
MetLife Capital Trust X
9.250%, due 04/08/38[1,2,5]	250,000	243,125

		977,125

Insurance-personal & casualty — 0.37%
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[1,2,5]	485,000	426,800

Leisure — 1.51%
Royal Caribbean Cruises Ltd.
6.875%, due 12/01/13[2]	1,000,000	865,000

7.000%, due 06/15/13[2]	1,000,000	887,500

		1,752,500

Lodging — 0.21%
Host Hotels & Resorts LP
9.000%, due 05/15/17[1,2]	235,000	239,700

Machinery-agriculture & construction — 0.22%
CPM Holdings, Inc.
10.625%, due 09/01/14[1,2]	250,000	252,500

Media-cable — 0.87%
CSC Holdings, Inc.
7.625%, due 07/15/18[2]	1,000,000	957,500

8.500%, due 04/15/14[1,2]	50,000	50,750

		1,008,250

Media-non cable — 8.53%
Affinion Group, Inc.
10.125%, due 10/15/13[2]	1,000,000	993,750

Baker & Taylor, Inc.
11.500%, due 07/01/13[1,2]	4,500,000	1,800,000

Intelsat Jackson Holdings Ltd.
11.250%, due 06/15/16[2]	1,500,000	1,563,750

LIN Television Corp.
6.500%, due 05/15/13[2]	1,545,000	1,251,450

Series B, 6.500%, due 05/15/13[2]	1,000,000	755,000

Nielsen Finance LLC
11.625%, due 02/01/14[2]	125,000	124,062

Sheridan Acquisition Corp.
10.250%, due 08/15/11[2]	3,500,000	2,345,000

Sinclair Television Group
8.000%, due 03/15/12[2]	1,250,000	1,031,250

		9,864,262

Media-publishing — 0.01%
Hollinger, Inc.
12.875%, due 03/01/116,7,8,*	975,000	0

Vertis, Inc.
13.500%, due 04/01/14[7,9]	2,226,116	11,131

		11,131

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Metals & mining — 2.21%
Ryerson, Inc.
12.000%, due 11/01/15[2]	1,000,000	920,000

Teck Resources Ltd.
10.250%, due 05/15/16[2]	1,020,000	1,127,100

10.750%, due 05/15/19[2]	450,000	512,437

		2,559,537

Packaging & containers — 3.38%
Exopack Holding Corp.
11.250%, due 02/01/14[2]	3,425,000	3,116,750

Solo Cup Co.
10.500%, due 11/01/13[1,2]	750,000	787,500

		3,904,250

Paper/forest products — 3.36%
Boise Cascade LLC
7.125%, due 10/15/14[2]	385,000	258,431

Cellu Tissue Holdings, Inc.
11.500%, due 06/01/14[1,2]	3,000,000	3,135,000

Domtar Corp.
7.875%, due 10/15/11[2]	49,000	50,286

Verso Paper Holdings LLC
9.125%, due 08/01/14[2]	685,000	446,963

		3,890,680

Real estate development & management — 0.65%
CB Richard Ellis Services, Inc.
11.625%, due 06/15/17[1,2]	250,000	260,000

Realogy Corp.
10.500%, due 04/15/14[2]	400,000	238,000

12.375%, due 04/15/15[2]	625,000	253,125

		751,125

Retail-department — 0.91%
Macy’s Retail Holdings, Inc.
6.375%, due 03/15/37[2]	1,000,000	736,251

7.450%, due 07/15/17[2]	350,000	318,341

		1,054,592

Retail-discount — 0.48%
Dollar General Corp.
10.625%, due 07/15/15[2]	500,000	555,000

Retail-restaurants — 1.29%
Landry’s Restaurants, Inc.
14.000%, due 08/15/11[2]	1,500,000	1,494,375

Retail-specialty — 1.70%
GameStop Corp.
8.000%, due 10/01/12[2]	850,000	860,625

Great Atlantic & Pacific Tea Co., Inc.
11.375%, due 08/01/15[1,2]	350,000	345,625

Rite Aid Corp.
9.500%, due 06/15/17[2]	450,000	324,000

10.375%, due 07/15/16[2]	450,000	434,250

		1,964,500

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (concluded)

Technology-hardware — 0.91%
Terremark Worldwide, Inc.
12.000%, due 06/15/17[1,2]	1,000,000	1,051,250

Technology-software — 4.86%
First Data Corp.
9.875%, due 09/24/15[2]	1,025,000	876,375

9.875%, due 09/24/15[1]	1,500,000	1,267,500

Sungard Data Systems, Inc.
10.250%, due 08/15/15[2]	3,000,000	2,970,000

Unisys Corp.
12.750%, due 10/15/14[1,2]	500,000	513,125

		5,627,000

Telecom-internet & data — 0.83%
Qwest Communications International, Series B
7.500%, due 02/15/14[2]	1,000,000	965,000

Telecom-wireless — 4.56%
Cricket Communications, Inc.
10.000%, due 07/15/15[2]	1,265,000	1,223,887

MetroPCS Wireless, Inc.
9.250%, due 11/01/14[2]	50,000	49,063

Nextel Communications,
Series D, 7.375%, due 08/01/15[2]	1,750,000	1,494,062

Series E, 6.875%, due 10/31/13[2]	250,000	223,750

Sprint Capital Corp.
8.750%, due 03/15/32[2]	800,000	664,000

Wind Acquisition Finance SA
10.750%, due 12/01/15[1,2]	1,000,000	1,075,000

11.750%, due 07/15/17[1,2]	500,000	542,500

		5,272,262

Telecom-wirelines — 3.20%
Citizens Communications
9.000%, due 08/15/31[2]	4,020,000	3,703,425

Textile/apparel — 0.44%
Levi Strauss & Co.
9.750%, due 01/15/15[2]	500,000	511,250

Utilities-other — 1.08%
Dynegy Holdings, Inc.
7.625%, due 10/15/26[2]	750,000	465,000

7.750%, due 06/01/19[2]	1,100,000	781,000

		1,246,000

Total corporate bonds (cost—$149,851,127)		138,250,251

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2009 (unaudited)

	Number of
Security description	shares/units	Value ($)

Common stocks* — 0.46%

Consumer services — 0.00%
NCI Holdings, Inc.[7,8]	5,456	0

Energy-refining & marketing — 0.00%
Orion Refining Corp.[7,8]	1,253	0

Media-publishing — 0.00%
American Media, Inc.[7,8]	43,038	0

Vertis Holdings, Inc.[7,8]	109,870	0

		0

Paper/forest products — 0.44%
Ainsworth Lumber Co. Ltd.[2]	351,057	506,663

Retail-restaurants — 0.00%
American Restaurant Group, Inc.[7,8]	129	0

Buffets Restaurants Holdings, Inc.[7,8]	8,602	0

		0

Technology-software — 0.00%
Knology, Inc.[2]	693	5,017

Telecom-wireless — 0.02%
American Tower Corp., Class A2	636	20,130

Telecom-wirelines — 0.00%
XO Holdings, Inc.[2]	1,052	747

Total common stocks (cost—$10,963,569)		532,557

Preferred stock — 0.24%

Finance-noncaptive diversified — 0.24%
Preferred Blocker, Inc.[1,2,10] (cost—$120,000)	600	279,131

Other equity security* — 0.00%

Media-cable — 0.00%
Adelphia Contingent Value Vehicle[7,8,11] (cost—$0)	2,000,000	0

	Number of
	warrants

Warrants* — 0.00%

Retail-restaurants — 0.00%
Buffets Restaurant Holdings, Inc., strike @ $22.71, expires 04/28/14[7,8]	3,800	0

Telecom-wirelines — 0.00%
XO Holdings, Inc.
Series A, strike @ $6.25, expires 01/16/10[2]	2,105	13

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2009 (unaudited)

	Number of
Security description	warrants	Value ($)

Warrants — (concluded)

Telecom-wirelines — (concluded)
Series B, strike @ $7.50, expires 01/16/10[2]	1,578	11

Series C, strike @ $10.00, expires 01/16/10[2]	1,578	1

		25

Total warrants (cost—$0)		25

	Face
	amount ($)

Repurchase agreement — 0.96%

Repurchase agreement dated 08/31/09 with State Street Bank & Trust Co., 0.010% due 09/01/09, collateralized by $1,135,618 US Treasury Bills, zero coupon due 11/12/09; (value—$1,135,277); proceeds: $1,113,000 (cost—$1,113,000)	1,113,000	1,113,000

Total investments (cost—$162,047,696)[12] — 121.17%		140,174,964

Liabilities in excess of other assets — (21.17)%		(24,486,738)

Net assets — 100.00%		115,688,226

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $162,047,696; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$9,253,757
Gross unrealized depreciation	(31,126,489)

Net unrealized depreciation	$(21,872,732)

*	Non-income producing security.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 33.49% of net assets as of August 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	Entire or partial amount pledged as collateral for bank loan.

3	Variable rate security. The interest rate shown is the current rate as of August 31, 2009, and resets periodically.

4	Perpetual bond security. The maturity date reflects next call date.

5	Floating rate security. The interest rate shown is the current rate as of August 31, 2009.

6	Bond interest in default.

7	Illiquid securities representing 0.01% of net assets as of August 31, 2009.

8	Security is being fair valued by a valuation committee under the direction of the board of directors.

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2009 (unaudited)

9	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

10	Cumulative preferred stock. The next call date is December 31, 2011.

11	Represents contingent value vehicle (“CVV”) obligations. The CVV obligations represent units in a trust that was formed pursuant to a Plan of Reorganization of Adelphia Communications Corporation to hold certain litigation claims against Adelphia’s third party lenders, accountants, and other parties.

12	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the New York Stock Exchange (“NYSE”), which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

GMAC	General Motors Acceptance Corporation

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

The Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.
Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments:

Measurements at 08/31/09

	Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Corporate bonds	—	138,239,120	11,131	138,250,251

Common stocks	532,557	—	0	532,557

Preferred stock	—	279,131	—	279,131

Other equity security	—	—	0	0

Warrants	25	—	0	25

Repurchase agreement	—	1,113,000	—	1,113,000

Total	532,582	139,631,251	11,131	140,174,964

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2009 (unaudited)

The following is a rollforward of the Fund’s investments that used unobservable inputs (Level 3) during the three months ended August 31, 2009:

Measurements at 08/31/09

			Other
	Corporate	Common	equity
	bonds ($)	stocks	security ($)	Warrants ($)	Total ($)

Beginning balance	10,908	0	0	0	10,908

Net purchases/(sales)	—	—	—	—	—

Accrued discounts/(premiums)	(1,916)	—	—	—	(1,916)

Total realized gain/(loss)	—	—	—	(46,550)	(46,550)

Total unrealized appreciation/(depreciation)	2,139	—	—	46,550	48,689

Net transfers in/(out) of Level 3	—	—	—	—	—

Ending balance	11,131	0	0	0	11,131

The change in unrealized appreciation/(depreciation) relating to Level 3 investments held at August 31, 2009 was $48,689.

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	93.7

Canada	2.0

Liberia	1.3

Luxembourg	1.2

Bermuda	1.1

United Kingdom	0.5

Australia	0.2

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2009.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 30, 2009